Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Balance Sheet Data:
	As of December 31, 2015
	Entertainment	Education	Recreation	Other	Corporate/Unallocated	Consolidated
Total Assets	$2,006,926	$1,013,930	$935,266	$203,757	$57,391	$4,217,270

	As of December 31, 2014
	Entertainment	Education	Recreation	Other	Corporate/Unallocated	Consolidated
Total Assets	$2,017,046	$734,512	$696,931	$206,795	$30,991	$3,686,275

Operating Data:
	For the Year Ended December 31, 2015
	Entertainment	Education	Recreation	Other	Corporate/Unallocated	Consolidated
Rental revenue	$238,896	$51,439	$40,551	$—	$—	$330,886
Tenant reimbursements	16,343	—	—	(23)	—	16,320
Other income	512	—	—	119	2,998	3,629
Mortgage and other financing income	7,127	30,622	32,080	353	—	70,182
Total revenue	262,878	82,061	72,631	449	2,998	421,017

Property operating expense	23,120	—	—	313	—	23,433
Other expense	—	—	—	648	—	648
Total investment expenses	23,120	—	—	961	—	24,081
Net operating income - before unallocated items	239,758	82,061	72,631	(512)	2,998	396,936

Reconciliation to Consolidated Statements of Income:
General and administrative expense						(31,021)
Retirement severance expense						(18,578)
Costs associated with loan refinancing or payoff						(270)
Interest expense, net						(79,915)
Transaction costs						(7,518)
Depreciation and amortization						(89,617)
Equity in income from joint ventures						969
Gain on sale or acquisition, net						23,829
Income tax expense						(482)
Discontinued operations:
Income from discontinued operations						199
Net income attributable to EPR Properties						194,532
Preferred dividend requirements						(23,806)
Net income available to common shareholders of EPR Properties						$170,726

	For the Year Ended December 31, 2014
	Entertainment	Education	Recreation	Other	Corporate/Unallocated	Consolidated
Rental revenue	$237,429	$27,874	$20,368	$1,002	$—	$286,673
Tenant reimbursements	17,640	—	—	23	—	17,663
Other income (loss)	(6)	—	—	315	700	1,009
Mortgage and other financing income	7,056	31,488	40,775	387	—	79,706
Total revenue	262,119	59,362	61,143	1,727	700	385,051

Property operating expense	24,143	—	—	754	—	24,897
Other expense	—	—	—	771	—	771
Total investment expenses	24,143	—	—	1,525	—	25,668
Net operating income - before unallocated items	237,976	59,362	61,143	202	700	359,383

Reconciliation to Consolidated Statements of Income:
General and administrative expense						(27,566)
Costs associated with loan refinancing or payoff						(301)
Interest expense, net						(81,270)
Transaction costs						(2,452)
Provision for loan losses						(3,777)
Depreciation and amortization						(66,739)
Equity in income from joint ventures						1,273
Gain on sale or acquisition, net						1,209
Gain on sale of investment in a direct financing lease						220
Income tax expense						(4,228)
Discontinued operations:
Income from discontinued operations						505
Transaction (costs) benefit						3,376
Net income attributable to EPR Properties						179,633
Preferred dividend requirements						(23,807)
Net income available to common shareholders of EPR Properties						$155,826

	For the Year Ended December 31, 2013
	Entertainment	Education	Recreation	Other	Corporate/Unallocated	Consolidated
Rental revenue	$221,024	$15,931	$10,124	$1,630	$—	$248,709
Tenant reimbursements	18,401	—	—	—	—	18,401
Other income	80	—	—	1,471	131	1,682
Mortgage and other financing income	8,447	33,275	32,232	318	—	74,272
Total revenue	247,952	49,206	42,356	3,419	131	343,064

Property operating expense	25,521	—	—	495	—	26,016
Other expense	—	—	—	658	—	658
Total investment expenses	25,521	—	—	1,153	—	26,674
Net operating income - before unallocated items	222,431	49,206	42,356	2,266	131	316,390

Reconciliation to Consolidated Statements of Income:
General and administrative expense						(25,613)
Costs associated with loan refinancing or payoff						(6,166)
Gain on early extinguishment of debt						4,539
Interest expense, net						(81,056)
Transaction costs						(1,955)
Depreciation and amortization						(53,946)
Equity in income from joint ventures						1,398
Gain on sale or acquisition, net						3,017
Gain on previously held equity interest						4,853
Income tax benefit						14,176
Discontinued operations:
Income from discontinued operations						333
Gain on sale, net from discontinued operations						4,256
Net income attributable to EPR Properties						180,226
Preferred dividend requirements						(23,806)
Net income available to common shareholders of EPR Properties						$156,420